Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)

8. Quarterly Results of Operations (Unaudited)

Quarter Ended	March 31	June 30	Sept. 30	Dec. 31
2009
Total revenues	$673,643	$693,332	$713,725	$723,965
Operating income (loss)	123,886	137,794	144,130	145,587
Income (Loss) from continuing operations	34,012	88,295	46,193	65,425
Income (Loss) from discontinued operations	(7,068)	(783)	(3,016)	(752)
Net income (loss)	26,944	87,512	43,177	64,673
Net income (loss) attributable to Iron Mountain Incorporated	28,799	87,638	43,186	61,254 (1)
Earnings (Losses) per Share-Basic
Income (Loss) per share from continuing operations	0.17	0.44	0.23	0.32
Income (Loss) per share from discontinued operations	(0.03)	(0.00)	(0.01)	(0.00)
Net income (loss) per share attributable to Iron Mountain Incorporated	0.14	0.43	0.21	0.30
Earnings (Losses) per Share-Diluted
Income (Loss) per share from continuing operations	0.17	0.43	0.23	0.32
Income (Loss) per share from discontinued operations	(0.03)	(0.00)	(0.01)	(0.00)
Net income (loss) per share attributable to Iron Mountain Incorporated	0.14	0.43	0.21	0.30

2010
Total revenues	$725,580	$724,783	$731,132	$735,161
Operating income (loss)	140,109	157,967	106,997	146,961
Income (Loss) from continuing operations	33,225	48,928	27,490	57,377
Income (Loss) from discontinued operations	(7,386)	(7,176)	(178,307)	(23,143)
Net income (loss)	25,839	41,752	(150,817)	34,234
Net income (loss) attributable to Iron Mountain Incorporated	25,566	41,292	(153,776)	33,018 (2)
Earnings (Losses) per Share-Basic
Income (Loss) per share from continuing operations	0.16	0.24	0.14	0.29
Income (Loss) per share from discontinued operations	(0.04)	(0.04)	(0.89)	(0.12)
Net income (loss) per share attributable to Iron Mountain Incorporated	0.13	0.20	(0.76)	0.16
Earnings (Losses) per Share-Diluted
Income (Loss) per share from continuing operations	0.16	0.24	0.14	0.29
Income (Loss) per share from discontinued operations	(0.04)	(0.04)	(0.89)	(0.12)
Net income (loss) per share attributable to Iron Mountain Incorporated	0.12	0.20	(0.76)	0.16

(1)                   The change in net income attributable to Iron Mountain Incorporated in the fourth quarter of 2009 compared to the third quarter of 2009 is primarily related to discrete tax benefits recorded in the fourth quarter compared to the third quarter of 2009 related to unrealized foreign exchange gains and losses in different jurisdictions at different tax rates.

(2)                   The change in net income (loss) attributable to Iron Mountain Incorporated in the fourth quarter of 2010 compared to the third quarter of 2010 is primarily related to the impact associated with the goodwill impairment charge of which $255,000 ($249,000, net of tax) was recorded in the third quarter of 2010 compared to $28,785 ($28,300, net of tax) recorded in the fourth quarter of 2010. See “Note 14. Discontinued Operations”. Discrete tax benefits recorded in the third quarter compared to charges in the fourth quarter of 2010 related to unrealized foreign exchange gains and losses in different tax jurisdictions at different tax rates also contributed to the change. Additionally, to a lesser extent, reduced operating income primarily related to increased selling, general and administrative expenses offset by reduced interest expense related to the retirement of a portion of our 7 3/4% Notes in the third quarter of 2010 also contributed to the change.